Schedule of Investments (unaudited)
February 28, 2023
BlackRock Health Sciences Opportunities Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Biotechnology — 21.9%
AbbVie, Inc.	1,695,600	$ 260,952,840
Alkermes PLC(a)	495,139	13,240,017
Alnylam Pharmaceuticals, Inc.(a)	250,177	47,896,387
Amgen, Inc.	1,014,795	235,087,410
Apellis Pharmaceuticals, Inc.(a)	182,105	11,924,235
Arcutis Biotherapeutics, Inc.(a)(b)	799,932	12,942,900
Argenx SE, ADR(a)	110,652	40,500,845
Biogen, Inc.(a)(b)	327,683	88,428,534
BioMarin Pharmaceutical, Inc.(a)	533,185	53,099,894
BioNTech SE, ADR	155,225	20,187,011
Blueprint Medicines Corp.(a)(b)	223,375	9,464,399
Cerevel Therapeutics Holdings, Inc.(a)	312,854	8,350,073
CureVac NV(a)(b)	310,911	2,686,271
Decibel Therapeutics, Inc.(a)	897,801	3,842,588
Design Therapeutics, Inc.(a)	257,492	1,820,468
Enanta Pharmaceuticals, Inc.(a)	57,153	2,771,921
Exact Sciences Corp.(a)(b)	251,463	15,673,689
Frequency Therapeutics, Inc.(a)	428,010	291,047
Genmab A/S(a)	42,470	15,979,297
Genmab A/S, ADR(a)(b)	289,405	10,870,052
Gilead Sciences, Inc.	2,619,182	210,922,726
Horizon Therapeutics PLC(a)	115,250	12,618,723
Immuneering Corp., Class A(a)	264,380	1,292,818
Immunocore Holdings PLC, ADR(a)(b)	181,355	9,947,322
Incyte Corp.(a)	458,365	35,284,938
Ionis Pharmaceuticals, Inc.(a)(b)	293,400	10,533,060
Karuna Therapeutics, Inc.(a)(b)	27,980	5,579,772
Krystal Biotech, Inc.(a)(b)	48,470	3,970,178
Legend Biotech Corp., ADR(a)(b)	227,561	10,508,767
Mirati Therapeutics, Inc.(a)	69,495	3,185,651
Moderna, Inc.(a)	650,774	90,333,939
Monte Rosa Therapeutics, Inc.(a)(b)	533,603	3,244,306
Morphic Holding, Inc.(a)(b)	107,230	4,559,420
Neurocrine Biosciences, Inc.(a)	354,880	36,588,128
Nuvalent, Inc., Class A(a)(b)	176,992	5,361,088
PMV Pharmaceuticals, Inc.(a)(b)	306,148	2,207,327
Prime Medicine, Inc.(a)(b)	360,982	5,930,934
Prometheus Biosciences, Inc.(a)	107,509	13,158,027
Protagonist Therapeutics, Inc.(a)	293,055	4,753,352
Prothena Corp. PLC(a)	137,132	7,646,480
PTC Therapeutics, Inc.(a)	96,440	4,211,535
Regeneron Pharmaceuticals, Inc.(a)(b)	230,517	175,289,737
REVOLUTION Medicines, Inc.(a)	305,798	8,183,154
Rhythm Pharmaceuticals, Inc.(a)(b)	756,852	18,399,072
Rocket Pharmaceuticals, Inc.(a)(b)	266,176	5,113,241
Sage Therapeutics, Inc.(a)(b)	343,935	14,321,453
Sarepta Therapeutics, Inc.(a)	280,649	34,275,662
Seagen, Inc.(a)(b)	341,700	61,400,073
Sigilon Therapeutics, Inc.(a)	332,626	362,562
Tenaya Therapeutics, Inc.(a)(b)	431,076	1,323,403
TScan Therapeutics, Inc.(a)	551,194	1,626,022
Ultragenyx Pharmaceutical, Inc.(a)	99,990	4,448,555
Vertex Pharmaceuticals, Inc.(a)	714,739	207,481,584
		1,870,072,887
Health Care Equipment & Supplies — 24.7%
Abbott Laboratories	2,585,443	262,991,262
ABIOMED INC, CVR(a)(c)	243,643	679,764
Alcon, Inc.	1,358,653	92,714,481
Align Technology, Inc.(a)	63,695	19,713,602
Bausch + Lomb Corp.(a)(b)	1,268,266	22,118,559
Security	Shares	Value
Health Care Equipment & Supplies (continued)
Baxter International, Inc.	1,168,311	$ 46,674,024
Becton Dickinson and Co.	420,135	98,542,664
Boston Scientific Corp.(a)(b)	6,566,903	306,805,708
Cooper Cos., Inc.	197,962	64,727,635
Dexcom, Inc.(a)(b)	832,633	92,430,589
Edwards Lifesciences Corp.(a)	607,879	48,897,787
Envista Holdings Corp.(a)(b)	322,825	12,480,415
GE HealthCare Technologies, Inc.(a)	473,607	35,994,132
Glaukos Corp.(a)	77,335	3,652,532
Hologic, Inc.(a)	168,390	13,410,580
IDEXX Laboratories, Inc.(a)	109,065	51,613,921
Insulet Corp.(a)	128,592	35,537,685
Intuitive Surgical, Inc.(a)	885,414	203,105,117
iRhythm Technologies, Inc.(a)(b)	36,545	4,300,616
Masimo Corp.(a)	135,405	22,654,611
Medtronic PLC	2,116,567	175,251,748
Novocure Ltd.(a)(b)	425,230	32,729,953
Omnicell, Inc.(a)(b)	110,704	6,026,726
Orchestra BioMed Holdings, Inc.(a)	262,308	2,452,580
Penumbra, Inc.(a)(b)	334,600	86,992,654
ResMed, Inc.	221,867	47,257,671
STERIS PLC	145,075	27,278,452
Stryker Corp.	1,000,590	263,035,099
Zimmer Biomet Holdings, Inc.	239,113	29,618,927
		2,109,689,494
Health Care Providers & Services — 17.6%
Agiliti, Inc.(a)(b)	631,112	12,028,995
Amedisys, Inc.(a)(b)	230,413	21,186,475
AmerisourceBergen Corp.	869,425	135,247,753
Centene Corp.(a)	451,070	30,853,188
Cigna Group	542,701	158,522,962
Elevance Health, Inc.	384,487	180,582,009
Encompass Health Corp.	749,047	42,336,136
Guardant Health, Inc.(a)	208,529	6,441,461
HCA Healthcare, Inc.	132,351	32,220,851
McKesson Corp.	382,710	133,875,785
Quest Diagnostics, Inc.	647,908	89,644,551
UnitedHealth Group, Inc.	1,395,959	664,392,727
		1,507,332,893
Life Sciences Tools & Services — 13.3%
10X Genomics, Inc., Class A(a)	147,043	6,987,483
Agilent Technologies, Inc.	738,238	104,807,649
Avantor, Inc.(a)	1,282,066	31,243,948
Danaher Corp.	1,198,158	296,580,050
ICON PLC(a)(b)	130,435	29,430,049
IQVIA Holdings, Inc.(a)	394,897	82,324,178
Mettler-Toledo International, Inc.(a)	16,425	23,548,687
Nautilus Biotechnology, Inc.(a)(b)	308,716	654,478
QIAGEN NV(a)	481,536	22,126,579
Rapid Micro Biosystems, Inc., Class A(a)	377,456	403,878
Repligen Corp.(a)	101,400	17,681,118
Thermo Fisher Scientific, Inc.	755,367	409,227,626
Waters Corp.(a)	187,880	58,410,013
West Pharmaceutical Services, Inc.	165,911	52,598,764
		1,136,024,500
Pharmaceuticals — 20.8%
Arvinas, Inc.(a)	171,970	5,270,880
AstraZeneca PLC	872,534	113,672,062
AstraZeneca PLC, ADR	398,642	25,983,486
Bristol-Myers Squibb Co.	615,670	42,456,603
Catalent, Inc.(a)	311,250	21,233,475

Schedule of Investments (unaudited)  (continued)
February 28, 2023
BlackRock Health Sciences Opportunities Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Pharmaceuticals (continued)
Daiichi Sankyo Co. Ltd.	1,783,500	$ 56,173,717
Eli Lilly & Co.	1,425,371	443,603,963
Johnson & Johnson	1,521,713	233,217,734
Merck & Co., Inc.	3,583,444	380,705,091
Novo Nordisk A/S, Class B	396,770	56,045,854
Pfizer, Inc.	3,102,094	125,851,954
Pliant Therapeutics, Inc.(a)(b)	192,983	6,148,438
Roche Holding AG, NVS	101,469	29,257,468
Sanofi	388,736	36,346,168
Structure Therapeutics, Inc., ADR(a)	201,473	5,149,650
Zoetis, Inc., Class A	1,215,671	203,017,057
		1,784,133,600
Total Common Stocks — 98.3% (Cost: $5,680,511,126)		8,407,253,374
		Par (000)
Other Interests(a)(c)(d)
Afferent Pharmaceuticals, Inc., Series C (Acquired 06/30/15, cost $0)	USD	3,421	2,702,306
Affinivax Inc. (Acquired 08/19/22, cost $0)		123	1,612,679
Total Other Interests — 0.1% (Cost: $0)			4,314,985
	Shares
Preferred Securities
Preferred Stocks — 0.7%
Biotechnology — 0.2%
Cellarity, Inc., Series B (Acquired 01/15/21, cost $5,149,998)(a)(c)(d)	858,333	3,390,415
Goldfinch Bio, Inc., Series B (Acquired 06/26/20 - 03/21/22, cost $4,152,184)(a)(c)(d)	3,518,800	1,126,016
Laronde, Inc., Series B (Acquired 07/28/21, cost $10,822,560)(a)(c)(d)	386,520	9,740,304
Neurogene, Inc., Series B (Acquired 12/14/20 - 09/22/21, cost $5,099,600)(a)(c)(d)	2,090,000	5,078,700
		19,335,435
Health Care Equipment & Supplies — 0.1%
Exo Imaging, Inc., Series C (Acquired 06/24/21, cost $11,178,997)(a)(c)(d)	1,908,330	5,629,574
Swift Health Systems, Inc., Series D (Acquired 08/27/21, cost $5,271,070)(a)(c)(d)	1,700,345	2,584,524
		8,214,098
Health Care Providers & Services — 0.1%
Quanta Dialysis Technologies Ltd., Series D (Acquired 06/18/21, cost $9,727,321)(a)(c)(d)	80,024,425	6,738,017
Security	Shares	Value
Pharmaceuticals — 0.1%
Insitro, Series C (Acquired 03/10/21, cost $10,839,964)(a)(c)(d)	592,636	$ 6,892,357
Software — 0.2%
Carbon Health Technologies, Inc. (Acquired 07/09/21, cost $16,855,000)(a)(c)(d)	1,670,499	17,089,205
Total Preferred Securities — 0.7% (Cost: $79,096,694)		58,269,112
Warrants(a)
Biotechnology — 0.0%
Nuvation Bio, Inc. (Issued/Exercisable 08/17/20, 1 Share for 1 Warrant, Expires 07/07/27, Strike Price USD 0.00)	77,354	15,471
Health Care Providers & Services — 0.0%
CareMax, Inc. (Issued/Exercisable 09/15/20, 1 Share for 1 Warrant, Expires 07/16/25, Strike Price USD 0.00)	88,432	50,406
Total Warrants — 0.0% (Cost: $306,235)		65,877
Total Long-Term Investments — 99.1% (Cost: $5,759,914,055)		8,469,903,348
Short-Term Securities
Money Market Funds — 1.7%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 4.41%(e)(f)	26,211,377	26,211,377
SL Liquidity Series, LLC, Money Market Series, 4.75%(e)(f)(g)	124,313,145	124,350,440
Total Short-Term Securities — 1.7% (Cost: $150,474,629)		150,561,817
Total Investments — 100.8% (Cost: $5,910,388,684)		8,620,465,165
Liabilities in Excess of Other Assets — (0.8)%		(71,455,206)
Net Assets — 100.0%		$ 8,549,009,959
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $62,584,097, representing 0.7% of its net assets as of period end, and an original cost of $79,096,694.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended February 28, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 05/31/22	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/23	Shares Held at 02/28/23	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$ 371,570,572	$ —	$ (345,359,195)(a)	$ —	$ —	$ 26,211,377	26,211,377	$ 2,385,745	$ —
SL Liquidity Series, LLC, Money Market Series	130,080,903	—	(5,796,580)(a)	7,704	58,413	124,350,440	124,313,145	1,168,945(b)	—
				$ 7,704	$ 58,413	$ 150,561,817		$ 3,554,690	$ —
(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Schedule of Investments (unaudited)  (continued)
February 28, 2023
BlackRock Health Sciences Opportunities Portfolio
Derivative Financial Instruments Outstanding as of Period End
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	41,319,671	EUR	38,524,700	Deutsche Bank AG	03/15/23	$ 534,348
USD	89,852,351	GBP	73,631,000	State Street Bank & Trust Co.	03/15/23	1,260,335
USD	76,545,326	GBP	61,522,909	UBS AG	03/15/23	2,521,634
						$4,316,317

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value (“NAV”) as a practical expedient or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Biotechnology	$ 1,854,093,590	$ 15,979,297	$ —	$ 1,870,072,887
Health Care Equipment & Supplies	2,109,009,730	—	679,764	2,109,689,494
Health Care Providers & Services	1,507,332,893	—	—	1,507,332,893
Life Sciences Tools & Services	1,136,024,500	—	—	1,136,024,500
Pharmaceuticals	1,492,638,331	291,495,269	—	1,784,133,600
Other Interests	—	—	4,314,985	4,314,985
Preferred Securities	—	—	58,269,112	58,269,112
Warrants	65,877	—	—	65,877
Short-Term Securities
Money Market Funds	26,211,377	—	—	26,211,377
	$ 8,125,376,298	$ 307,474,566	$ 63,263,861	8,496,114,725
Investments valued at NAV(a)				124,350,440
				$ 8,620,465,165

Schedule of Investments (unaudited)  (continued)
February 28, 2023
BlackRock Health Sciences Opportunities Portfolio
Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(b)
Assets
Foreign Currency Exchange Contracts	$ —	$ 4,316,317	$ —	$ 4,316,317
(a)	Certain investments of the Fund were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)	Derivative financial instruments are forward foreign currency exchange contracts. Forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Currency Abbreviation
EUR	Euro
GBP	British Pound
USD	United States Dollar
Portfolio Abbreviation
ADR	American Depositary Receipt
CVR	Contingent Value Rights
NVS	Non-Voting Shares
4